Prepaid Expenses and Other Current Assets (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid expenses	$ 309,503	$ 431,560
Advances to suppliers	158,825	242,932
Staff advances and other receivables	55,053	209,852
Total	$ 523,381	$ 884,344